Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

19. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group

Wanjia Win-Win	Investee of Gopher Asset Management Co., Ltd. (“Gopher Assets”)

Shanghai Dingnuo Technology Co., Ltd. (“Dingnuo”)	Affiliate of shareholder of the Group

Investee funds of Gopher Assets	Investees of Gopher Assets, a consolidated VIE of the Group

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

During the years ended December 31, 2020, 2021 and 2022, related party transactions were as follows:

	Year Ended December 31
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	129,823	140,522	63,809	9,251
Recurring service fees
Investee funds of Gopher Assets	927,611	871,618	768,161	111,373
Wanjia Win-Win	—	463	—	—
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	12,411	26,488	16,791	2,434
Investee funds of Gopher Capital GP Ltd.	302,431	323,691	377,274	54,700
Total recurring services fee	1,242,453	1,222,260	1,162,226	168,507
Performance-based income
Investee funds of Gopher Assets	140,050	166,580	51,304	7,438
Investee funds of Gopher Capital GP Ltd.	68,946	225,710	74,224	10,762
Total performance-based income	208,996	392,290	125,528	18,200
Other service fees
Investee funds of Gopher Assets	3,425	5,945	—	—
Investee funds of Gopher Capital GP Ltd.	86	—	—	—
Total other service fees	3,511	5,945	—	—
Total	1,584,783	1,761,017	1,351,563	195,958

As of December 31, 2021, and 2022, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Investee funds of Gopher Assets	320,623	317,969	46,101
Investee funds of Gopher Capital GP Ltd.	97,378	108,090	15,672
Total in gross amounts	418,001	426,059	61,773
Less: allowance for credit losses	(17,343)	(11,872)	(1,721)
Total in net amounts	400,658	414,187	60,052

As of December 31, 2021, and 2022, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Investee funds of Gopher Assets	18,850	13,940	2,021
Investee funds of Gopher Capital GP Ltd.	44,666	29,091	4,217
Total in gross amounts	63,516	43,031	6,238
Less: allowance for credit losses	(12,785)	(13,794)	(2,000)
Total in net amounts	50,731	29,237	4,238

The loans are due on demand and expected to be matured within one year, most of which are interest free.

As of December 31, 2021, and 2022, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Investee funds of Gopher Assets	16,373	10,325	1,497
Investee funds of Gopher Capital GP Ltd.	738	611	89
Total	17,111	10,936	1,586

During the years ended December 31, 2020, 2021 and 2022, donation made to Shanghai Noah Charity Fund were RMB2.8 million, RMB3.5 million and RMB3.2 million, respectively.

During the years ended December 31, 2020, 2021 and 2022, the Group paid RMB6.0 million, RMB9.2 million and RMB5.5 million as service fees to Dingnuo for development of an online mutual fund work station for the Group’s relationship managers and one-stop service platform for private equity fund managers, respectively.